SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Apr. 30, 2012
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION [Abstract]
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Multi-Family Residential
11th Street 3 Plex - Minot, ND	$93	$11	$53	$10	$16	$58	$74	$(6)	2008	40 years
4th Street 4 Plex - Minot, ND	107	15	74	13	22	80	102	(8)	2008	40 years
Apartments on Main - Minot, ND	709	158	1,123	20	178	1,123	1,301	(128)	1987	24-40 years
Arbors - S Sioux City, NE	4,074	350	6,625	1,143	603	7,515	8,118	(1,256)	2006	40 years
Ashland - Grand Forks, ND	5,800	741	7,569	0	741	7,569	8,310	(37)	2012	40 years
Boulder Court - Eagan, MN	3,459	1,067	5,498	2,507	1,282	7,790	9,072	(1,738)	2003	40 years
Brookfield Village - Topeka, KS	5,463	509	6,698	1,181	611	7,777	8,388	(1,728)	2003	40 years
Brooklyn Heights - Minot, ND	848	145	1,450	732	204	2,123	2,327	(765)	1997	12-40 years
Campus Center - St. Cloud, MN	1,350	395	2,244	137	398	2,378	2,776	(319)	2007	40 years
Campus Heights - St. Cloud, MN	0	110	628	47	112	673	785	(92)	2007	40 years
Campus Knoll - St. Cloud, MN	900	266	1,512	76	271	1,583	1,854	(216)	2007	40 years
Campus Plaza - St. Cloud, MN(1)	0	54	311	39	59	345	404	(47)	2007	40 years
Campus Side - St. Cloud, MN(1)	0	107	615	76	114	684	798	(93)	2007	40 years
Campus View - St. Cloud, MN(1)	0	107	615	66	109	679	788	(91)	2007	40 years
Candlelight - Fargo, ND	1,274	80	758	1,051	223	1,666	1,889	(772)	1992	24-40 years
Canyon Lake - Rapid City, SD	2,989	305	3,958	799	343	4,719	5,062	(1,199)	2001	40 years
Castlerock - Billings, MT	6,864	736	4,864	1,623	900	6,323	7,223	(2,127)	1998	40 years
Chateau - Minot, ND	0	122	1,499	469	122	1,968	2,090	(219)	1998	12-40 years
Cimarron Hills - Omaha, NE	4,947	706	9,588	4,263	1,244	13,313	14,557	(3,786)	2001	40 years
Colonial Villa - Burnsville, MN	6,918	2,401	11,515	3,404	2,772	14,548	17,320	(3,417)	2003	40 years
Colton Heights - Minot, ND	477	80	672	358	114	996	1,110	(660)	1984	40 years
Cornerstone - St. Cloud, MN(1)	0	54	311	42	55	352	407	(48)	2007	40 years
Cottage West Twin Homes - Sioux Falls, SD	3,758	968	3,762	33	976	3,787	4,763	(52)	2011	40 years
Cottonwood - Bismarck, ND	16,197	1,056	17,372	2,657	1,312	19,773	21,085	(5,253)	1997	40 years
Country Meadows - Billings, MT	6,894	491	7,809	1,067	534	8,833	9,367	(2,970)	1995	33-40 years
Crestview - Bismarck, ND	4,059	235	4,290	1,260	480	5,305	5,785	(2,411)	1994	24-40 years
Crown - Rochester, MN	2,737	261	3,289	128	266	3,412	3,678	(176)	2010	40 years
Crown Colony - Topeka, KS	8,473	620	9,956	1,896	782	11,690	12,472	(3,598)	1999	40 years
East Park - Sioux Falls, SD	1,497	115	2,405	681	156	3,045	3,201	(843)	2002	40 years
Evergreen - Isanti, MN	2,078	380	2,720	72	380	2,792	3,172	(253)	2008	40 years
Evergreen II - Isanti, MN	2,185	691	2,784	2	691	2,786	3,477	(39)	2011	40 years
Fairmont - Minot, ND	367	28	337	43	53	355	408	(36)	2008	40 years
2012 Annual Report F-33

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Multi-Family Residential - continued
Forest Park - Grand Forks, ND	$7,934	$810	$5,579	$6,174	$1,339	$11,224	$12,563	$(4,118)	1993	24-40 years
Gables Townhomes - Sioux Falls, SD	1,521	349	1,921	23	364	1,929	2,293	(27)	2011	40 years
Grand Gateway - St. Cloud, MN	5,691	814	7,086	14	814	7,100	7,914	(47)	2012	40 years
Greenfield - Omaha, NE	3,650	578	4,122	512	757	4,455	5,212	(504)	2007	40 years
Heritage Manor - Rochester, MN	4,337	403	6,968	2,144	479	9,036	9,515	(2,989)	1998	40 years
Indian Hills - Sioux City, IA(1)	0	294	2,921	2,987	375	5,827	6,202	(751)	2007	40 years
Kirkwood Manor - Bismarck, ND	3,408	449	2,725	1,343	544	3,973	4,517	(1,429)	1997	12-40 years
Lancaster - St. Cloud, MN	875	289	2,899	868	439	3,617	4,056	(1,213)	2000	40 years
Landmark - Grand Forks, ND	1,759	184	1,514	845	274	2,269	2,543	(818)	1997	40 years
Legacy - Grand Forks, ND	16,540	1,362	21,727	5,447	2,041	26,495	28,536	(7,839)	1995-2005	24-40 years
Mariposa - Topeka, KS	3,067	399	5,110	334	420	5,423	5,843	(1,033)	2004	40 years
Monticello Village - Monticello, MN	2,958	490	3,756	399	616	4,029	4,645	(892)	2004	40 years
North Pointe - Bismarck, ND	3,522	303	3,957	243	324	4,179	4,503	(1,089)	1995-2011	24-40 years
Northern Valley - Rochester, MN	0	110	610	49	119	650	769	(34)	2010	40 years
Oakmont Estates - Sioux Falls, SD	2,573	423	4,838	409	511	5,159	5,670	(1,334)	2002	40 years
Oakwood Estates - Sioux Falls, SD	4,184	543	2,784	4,012	764	6,575	7,339	(2,709)	1993	40 years
Olympic Village - Billings, MT	11,131	1,164	10,441	2,277	1,573	12,309	13,882	(3,695)	2000	40 years
Olympik Village - Rochester, MN	4,715	1,034	6,109	1,351	1,138	7,356	8,494	(1,370)	2005	40 years
Oxbow Park - Sioux Falls, SD	4,086	404	3,152	2,395	557	5,394	5,951	(2,304)	1994	24-40 years
Park Meadows - Waite Park, MN	8,694	1,143	9,099	4,181	1,506	12,917	14,423	(5,118)	1997	40 years
Pebble Springs - Bismarck, ND	809	7	748	101	42	814	856	(276)	1999	40 years
Pinehurst - Billings, MT	313	72	687	160	77	842	919	(222)	2002	40 years
Pines - Minot, ND	136	35	215	149	49	350	399	(113)	2002	40 years
Plaza - Minot, ND	5,720	793	0	15,028	900	14,921	15,821	(1,246)	2009	40 years
Pointe West - Rapid City, SD	2,780	240	3,538	1,118	353	4,543	4,896	(1,983)	1994	24-40 years
Prairie Winds - Sioux Falls, SD	1,488	144	1,816	433	225	2,168	2,393	(1,059)	1993	24-40 years
Prairiewood Meadows - Fargo, ND	2,456	280	2,531	953	340	3,424	3,764	(1,038)	2000	40 years
Quarry Ridge - Rochester, MN	11,876	1,312	13,362	581	1,345	13,910	15,255	(1,980)	2006	40 years
Regency Park Estates - St. Cloud, MN	7,097	702	10,198	140	703	10,337	11,040	(185)	2011	40 years
Ridge Oaks - Sioux City, IA	3,516	178	4,073	1,936	257	5,930	6,187	(1,755)	2001	40 years
Rimrock West - Billings, MT	3,443	330	3,489	1,356	417	4,758	5,175	(1,348)	1999	40 years
Rocky Meadows - Billings, MT	5,338	656	5,726	871	767	6,486	7,253	(2,575)	1995	40 years
Rum River - Isanti, MN	3,741	843	4,823	74	848	4,892	5,740	(619)	2007	40 years
2012 Annual Report F-34

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Multi-Family Residential - continued
Sherwood - Topeka, KS	$12,716	$1,145	$14,684	$2,500	$1,503	$16,826	$18,329	$(5,260)	1999	40 years
Sierra Vista - Sioux Falls, SD	1,477	241	2,097	56	251	2,143	2,394	(66)	2011	40 years
South Pointe - Minot, ND	9,109	550	9,548	2,139	1,261	10,976	12,237	(4,442)	1995	24-40 years
Southview - Minot, ND	1,105	185	469	295	236	713	949	(292)	1994	24-40 years
Southwind - Grand Forks, ND	5,818	400	5,034	2,373	714	7,093	7,807	(2,757)	1995	24-40 years
Summit Park - Minot, ND	1,176	161	1,898	1,022	266	2,815	3,081	(983)	1995	24-40 years
Sunset Trail - Rochester, MN	8,373	336	12,814	2,214	522	14,842	15,364	(4,154)	1999	40 years
Sycamore Village - Sioux Falls, SD	842	101	1,317	457	151	1,724	1,875	(495)	2002	40 years
Temple - Minot, ND	83	0	0	226	0	226	226	(36)	2006	40 years
Terrace Heights - Minot, ND	196	29	312	83	40	384	424	(153)	2006	40 years
Terrace On The Green - Moorhead, MN	2,210	24	1,490	1,792	132	3,174	3,306	(2,200)	1970	33-40 years
The Meadows - Jamestown, ND(1)	0	590	4,519	1,063	646	5,526	6,172	(1,663)	1998	40 years
Thomasbrook - Lincoln, NE	6,159	600	10,306	2,753	1,084	12,575	13,659	(3,596)	1999	40 years
University Park Place - St. Cloud, MN(1)	0	78	450	54	78	504	582	(66)	2007	40 years
Valley Park - Grand Forks, ND	4,004	294	4,137	2,481	509	6,403	6,912	(2,055)	1999	40 years
Village Green - Rochester, MN	1,324	234	2,296	581	349	2,762	3,111	(630)	2003	40 years
West Stonehill - Waite Park, MN	8,935	939	10,167	4,227	1,295	14,038	15,333	(5,911)	1995	40 years
Westridge - Minot, ND	1,768	68	1,887	55	72	1,938	2,010	(196)	2008	40 years
Westwood Park - Bismarck, ND	2,041	116	1,909	1,596	258	3,363	3,621	(1,100)	1998	40 years
Williston Garden - Williston, ND	0	700	8,978	0	700	8,978	9,678	(113)	2012	40 years
Winchester - Rochester, MN	3,242	748	5,622	1,437	1,000	6,807	7,807	(1,601)	2003	40 years
Woodridge - Rochester, MN	6,700	370	6,028	1,777	485	7,690	8,175	(2,970)	1997	40 years
Total Multi-Family Residential	$311,153	$38,410	$387,390	$113,983	$48,952	$490,831	$539,783	$(128,834)

Commercial Office
1st Avenue Building - Minot, ND	$0	$30	$80	$(39)	$33	$38	$71	$270	1981	33-40 years
2030 Cliff Road - Eagan, MN	995	146	835	90	158	913	1,071	(246)	2007	40 years
610 Business Center IV - Brooklyn Park, MN	7,125	975	5,542	2,886	980	8,423	9,403	(1,363)	2001	19-40 years
7800 West Brown Deer Road - Milwaukee, WI	10,887	1,455	8,756	2,261	1,475	10,997	12,472	(2,853)	2003	40 years
American Corporate Center - Mendota Heights, MN	9,016	893	16,768	3,879	893	20,647	21,540	(7,061)	2002	40 years
Ameritrade - Omaha, NE	3,195	327	7,957	65	327	8,022	8,349	(2,613)	1999	40 years
Benton Business Park - Sauk Rapids, MN	626	188	1,261	79	188	1,340	1,528	(326)	2003	40 years
Bismarck 715 East Broadway - Bismarck, ND	2,398	389	0	2,389	422	2,356	2,778	(202)	2008	40 years
2012 Annual Report F-35

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Office - continued
Bloomington Business Plaza - Bloomington, MN	$0	$1,300	$6,106	$1,562	$1,311	$7,657	$8,968	$(2,210)	2001	40 years
Brenwood - Minnetonka, MN	5,250	1,688	12,138	3,675	1,697	15,804	17,501	(4,695)	2002	40 years
Brook Valley I - La Vista, NE	1,344	347	1,671	81	347	1,752	2,099	(304)	2005	40 years
Burnsville Bluffs II - Burnsville, MN	1,756	300	2,154	961	359	3,056	3,415	(1,124)	2001	40 years
Cold Spring Center - St. Cloud, MN	5,822	588	7,808	1,002	592	8,806	9,398	(2,698)	2001	40 years
Corporate Center West - Omaha, NE	17,315	3,880	17,509	941	4,167	18,163	22,330	(2,507)	2006	40 years
Crosstown Centre - Eden Prairie, MN	13,687	2,884	14,569	1,620	2,900	16,173	19,073	(3,069)	2004	40 years
Dewey Hill Business Center - Edina, MN	0	985	3,507	907	995	4,404	5,399	(1,522)	2000	40 years
Farnam Executive Center - Omaha, NE	12,160	2,188	11,404	0	2,188	11,404	13,592	(1,604)	2006	40 years
Flagship - Eden Prairie, MN	21,565	1,899	21,638	939	2,013	22,463	24,476	(3,462)	2006	40 years
Gateway Corporate Center - Woodbury, MN	8,700	1,637	7,763	438	1,651	8,187	9,838	(1,165)	2006	40 years
Golden Hills Office Center - Golden Valley, MN	18,251	3,018	18,544	3,249	3,018	21,793	24,811	(6,388)	2003	40 years
Great Plains - Fargo, ND	1,947	126	15,240	10	126	15,250	15,376	(4,845)	1997	40 years
Highlands Ranch I - Highlands Ranch, CO	8,436	2,268	8,362	427	2,268	8,789	11,057	(1,268)	2006	40 years
Highlands Ranch II - Highlands Ranch, CO	8,180	1,437	9,549	1,397	1,437	10,946	12,383	(2,298)	2004	40 years
Interlachen Corporate Center - Edina, MN	9,082	1,650	14,983	1,991	1,668	16,956	18,624	(4,324)	2001	40 years
Intertech Building - Fenton, MO	4,527	2,130	3,968	505	2,147	4,456	6,603	(492)	2007	40 years
Mendota Office Center I - Mendota Heights, MN	3,883	835	6,169	367	835	6,536	7,371	(1,889)	2002	40 years
Mendota Office Center II - Mendota Heights, MN	5,737	1,121	10,085	1,474	1,121	11,559	12,680	(3,777)	2002	40 years
Mendota Office Center III - Mendota Heights, MN	3,942	970	5,734	258	970	5,992	6,962	(1,684)	2002	40 years
Mendota Office Center IV - Mendota Heights, MN	4,687	1,070	7,635	578	1,070	8,213	9,283	(2,396)	2002	40 years
Minnesota National Bank - Duluth, MN	850	287	1,454	171	288	1,624	1,912	(293)	2004	40 years
Minot 2505 16th Street SW - Minot, ND(1)	0	298	1,724	296	298	2,020	2,318	(113)	2009	40 years
Miracle Hills One - Omaha, NE	8,895	1,974	10,117	1,284	2,120	11,255	13,375	(2,039)	2006	40 years
Nicollett VII - Burnsville, MN	0	429	6,931	430	436	7,354	7,790	(1,981)	2001	40 years
Northgate I - Maple Grove, MN	5,339	1,062	6,358	832	1,077	7,175	8,252	(1,429)	2004	40 years
Northgate II - Maple Grove, MN	960	359	1,944	144	403	2,044	2,447	(675)	1999	40 years
Northpark Corporate Center - Arden Hills, MN	12,706	2,034	14,584	1,315	2,034	15,899	17,933	(2,589)	2006	40 years
Omaha 10802 Farnam Dr - Omaha, NE	5,405	2,462	4,374	0	2,462	4,374	6,836	(150)	2010	40 years
Pacific Hills - Omaha, NE	16,770	4,220	11,988	1,775	4,478	13,505	17,983	(2,129)	2006	40 years
Pillsbury Business Center - Bloomington, MN	0	284	1,556	170	299	1,711	2,010	(492)	2001	40 years
Plaza 16 - Minot, ND	7,591	389	5,444	3,749	591	8,991	9,582	(925)	2009	40 years
Plaza VII - Boise, ID	1,052	300	3,058	442	351	3,449	3,800	(925)	2003	40 years
Plymouth 5095 Nathan Lane - Plymouth, MN	1,245	604	1,253	82	636	1,303	1,939	(156)	2007	40 years
2012 Annual Report F-36

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Office - continued
Plymouth I - Plymouth, MN	$1,197	$530	$1,133	$42	$530	$1,175	$1,705	$(241)	2004	40 years
Plymouth II - Plymouth, MN	1,197	367	1,264	41	367	1,305	1,672	(269)	2004	40 years
Plymouth III - Plymouth, MN	1,473	507	1,495	359	507	1,854	2,361	(417)	2004	40 years
Plymouth IV & V - Plymouth, MN	7,026	1,336	12,693	1,676	1,338	14,367	15,705	(4,294)	2001	40 years
Prairie Oak Business Center - Eden Prairie, MN	3,387	531	4,069	1,640	563	5,677	6,240	(1,696)	2003	40 years
Rapid City 900 Concourse Drive - Rapid City, SD	1,609	285	6,600	503	321	7,067	7,388	(2,040)	2000	40 years
Riverport - Maryland Heights, MO	19,690	1,891	18,982	696	1,917	19,652	21,569	(2,692)	2006	40 years
Southeast Tech Center - Eagan, MN	1,727	560	5,496	419	569	5,906	6,475	(1,964)	1999	40 years
Spring Valley IV - Omaha, NE	800	178	916	60	186	968	1,154	(188)	2005	40 years
Spring Valley V - Omaha, NE	880	212	1,123	251	240	1,346	1,586	(249)	2005	40 years
Spring Valley X - Omaha, NE	816	180	1,024	54	189	1,069	1,258	(184)	2005	40 years
Spring Valley XI - Omaha, NE	800	143	1,094	36	151	1,122	1,273	(189)	2005	40 years
Superior Office Building - Duluth, MN	1,279	336	2,200	83	336	2,283	2,619	(443)	2004	40 years
TCA Building - Eagan, MN	7,536	627	8,571	807	684	9,321	10,005	(2,324)	2003	40 years
Three Paramount Plaza - Bloomington, MN(1)	0	1,261	6,149	1,883	1,298	7,995	9,293	(2,339)	2002	40 years
Thresher Square - Minneapolis, MN	0	1,094	10,026	1,706	1,104	11,722	12,826	(3,281)	2002	40 years
Timberlands - Leawood, KS	13,155	2,375	12,218	749	2,495	12,847	15,342	(2,179)	2006	40 years
UHC Office - International Falls, MN	1,084	119	2,366	80	119	2,446	2,565	(515)	2004	40 years
US Bank Financial Center - Bloomington, MN	13,728	3,117	13,350	610	3,119	13,958	17,077	(2,532)	2005	40 years
Viromed - Eden Prairie, MN	626	666	4,197	1	666	4,198	4,864	(1,386)	1999	40 years
Wells Fargo Center - St Cloud, MN	6,400	869	8,373	1,430	869	9,803	10,672	(1,795)	2005	40 years
West River Business Park - Waite Park, MN	626	235	1,195	50	235	1,245	1,480	(291)	2003	40 years
Westgate - Boise, ID	4,254	1,000	10,618	1,911	1,000	12,529	13,529	(3,100)	2003	40 years
Whitewater Plaza - Minnetonka, MN	3,900	530	4,860	784	577	5,597	6,174	(1,552)	2002	40 years
Wirth Corporate Center - Golden Valley, MN	3,539	970	7,659	932	971	8,590	9,561	(2,404)	2002	40 years
Woodlands Plaza IV - Maryland Heights, MO	4,360	771	4,609	917	837	5,460	6,297	(847)	2006	40 years
Total Commercial Office	$352,415	$72,116	$470,800	$62,402	$74,017	531,301	$605,318	$(121,422)

Commercial Medical
2800 Medical Building - Minneapolis, MN	$5,586	$204	$7,135	$2,184	$229	$9,294	$9,523	$(1,962)	2005	40 years
2828 Chicago Avenue - Minneapolis, MN	8,529	726	11,319	5,627	729	16,943	17,672	(2,141)	2007	40 years
Airport Medical - Bloomington, MN	1,372	0	4,678	0	0	4,678	4,678	(1,380)	2002	40 years
Barry Pointe Office Park - Kansas City, MO	1,466	384	2,366	104	392	2,462	2,854	(328)	2007	40 years
2012 Annual Report F-37

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Medical - continued
Billings 2300 Grant Road - Billings, MT	$1,820	$649	$1,216	$0	$649	$1,216	$1,865	$(54)	2010	40 years
Burnsville 303 Nicollet Medical (Ridgeview) - Burnsville, MN	8,610	1,071	6,842	1,394	1,071	8,236	9,307	(790)	2008	40 years
Burnsville 305 Nicollet Medical (Ridgeview South) - Burnsville, MN	5,390	189	5,127	678	189	5,805	5,994	(586)	2008	40 years
Casper 1930 E 12th Street (Park Place) - Casper, WY(1)	0	439	5,780	162	439	5,942	6,381	(367)	2009	40 years
Casper 3955 E 12th Street (Meadow Wind) - Casper, WY(1)	0	388	8,858	1,004	388	9,862	10,250	(433)	2009	40 years
Cheyenne 4010 N College Drive (Aspen Wind) - Cheyenne, WY(1)	0	628	10,272	260	629	10,531	11,160	(625)	2009	40 years
Cheyenne 4606 N College Drive (Sierra Hills) - Cheyenne, WY(1)	0	695	7,455	39	695	7,494	8,189	(448)	2009	40 years
Denfeld Clinic - Duluth, MN	1,760	501	2,597	1	501	2,598	3,099	(523)	2004	40 years
Eagan 1440 Duckwood Medical - Eagan, MN	1,854	521	1,547	519	521	2,066	2,587	(353)	2008	40 years
Edgewood Vista - Belgrade, MT	0	35	779	0	35	779	814	(80)	2008	40 years
Edgewood Vista - Billings, MT	1,967	115	1,782	(15)	115	1,767	1,882	(186)	2008	40 years
Edgewood Vista - Bismarck, ND	5,492	511	9,193	36	511	9,229	9,740	(1,526)	2005	40 years
Edgewood Vista - Brainerd, MN	5,427	587	8,999	34	587	9,033	9,620	(1,494)	2005	40 years
Edgewood Vista - Columbus, NE(1)	0	43	824	0	43	824	867	(85)	2008	40 years
Edgewood Vista - East Grand Forks, MN	2,997	290	1,383	(31)	290	1,352	1,642	(143)	2000	40 years
Edgewood Vista - Fargo, ND	13,310	775	20,870	0	775	20,870	21,645	(2,152)	2008	40 years
Edgewood Vista - Fremont, NE	609	56	490	42	56	532	588	(141)	2008	40 years
Edgewood Vista - Grand Island, NE(1)	0	33	773	1	33	774	807	(80)	2000	40 years
Edgewood Vista - Hastings, NE	628	49	517	40	49	557	606	(153)	2008	40 years
Edgewood Vista - Hermantown I, MN	16,836	288	9,871	1,501	288	11,372	11,660	(3,020)	2000	40 years
Edgewood Vista - Hermantown II, MN	6,290	719	10,517	33	719	10,550	11,269	(1,745)	2005	40 years
Edgewood Vista - Kalispell, MT	629	70	502	72	70	574	644	(149)	2001	40 years
Edgewood Vista - Minot, ND	9,674	1,045	11,590	0	1,045	11,590	12,635	(423)	2010	40 years
Edgewood Vista - Missoula, MT	894	109	854	36	109	890	999	(335)	1996	40 years
Edgewood Vista - Norfolk, NE(1)	0	42	722	0	42	722	764	(74)	2008	40 years
Edgewood Vista - Omaha, NE	398	89	547	40	89	587	676	(156)	2001	40 years
Edgewood Vista - Sioux Falls, SD	1,127	314	1,001	(26)	314	975	1,289	(103)	2008	40 years
Edgewood Vista - Spearfish, SD	3,419	315	8,584	43	317	8,625	8,942	(1,054)	2005	40 years
Edgewood Vista - Virginia, MN	14,322	246	11,823	77	246	11,900	12,146	(2,758)	2002	40 years
Edina 6363 France Medical - Edina, MN(1)	0	0	12,675	1,527	0	14,202	14,202	(1,848)	2008	40 years
Edina 6405 France Medical - Edina, MN	9,073	0	12,201	0	0	12,201	12,201	(1,664)	2008	40 years
2012 Annual Report F-38

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Medical - continued
Edina 6517 Drew Avenue - Edina, MN	$1,164	$353	$660	$529	$372	$1,170	$1,542	$(401)	2002	40 years
Edina 6525 Drew Avenue - Edina, MN	0	388	117	0	388	117	505	(2)	2011	40 years
Edina 6525 France SMC II - Edina, MN	10,339	755	8,054	5,945	1,003	13,751	14,754	(4,603)	2003	40 years
Edina 6545 France SMC I - Edina MN	31,325	3,480	30,743	11,244	3,480	41,987	45,467	(12,697)	2001	40 years
Fresenius - Duluth, MN	780	50	1,520	2	50	1,522	1,572	(306)	2004	40 years
Garden View - St. Paul, MN	1,815	0	7,408	411	0	7,819	7,819	(2,006)	2002	40 years
Gateway Clinic - Sandstone, MN	1,019	66	1,699	1	66	1,700	1,766	(342)	2004	40 years
Healtheast St John & Woodwinds - Maplewood & Woodbury, MN	11,538	3,239	18,362	0	3,239	18,362	21,601	(5,489)	2000	40 years
High Pointe Health Campus - Lake Elmo, MN	5,400	1,305	10,528	1,629	1,329	12,133	13,462	(2,448)	2004	40 years
Laramie 1072 N 22nd Street (Spring Wind) - Laramie, WY(1)	0	406	6,634	17	406	6,651	7,057	(396)	2009	40 years
Mariner Clinic - Superior, WI	2,229	0	3,781	83	20	3,844	3,864	(768)	2004	40 years
Minneapolis 701 25th Avenue Medical - Minneapolis, MN	6,442	0	7,873	809	0	8,682	8,682	(827)	2008	40 years
Missoula 3050 Great Northern - Missoula, MT	1,920	640	1,331	0	640	1,331	1,971	(60)	2010	40 years
Nebraska Orthopedic Hospital - Omaha, NE	12,385	0	20,272	1,615	0	21,887	21,887	(4,176)	2004	40 years
Park Dental - Brooklyn Center, MN	787	185	2,767	0	185	2,767	2,952	(666)	2002	40 years
Pavilion I - Duluth, MN	5,873	1,245	8,898	31	1,245	8,929	10,174	(1,767)	2004	40 years
Pavilion II - Duluth, MN	10,808	2,715	14,673	1,937	2,715	16,610	19,325	(4,215)	2004	40 years
Ritchie Medical Plaza - St Paul, MN	6,686	1,615	7,851	1,252	1,647	9,071	10,718	(1,608)	2005	40 years
Sartell 2000 23rd Street South - Sartell, MN	3,997	0	11,781	935	0	12,716	12,716	(3,133)	2002	40 years
Spring Creek-American Falls - American Falls, ID	2,438	145	3,870	0	145	3,870	4,015	(68)	2011	40 years
Spring Creek-Soda Springs - Soda Springs, ID	878	66	2,134	33	66	2,167	2,233	(38)	2011	40 years
Spring Creek-Eagle - Eagle, ID	2,243	263	3,775	0	263	3,775	4,038	(66)	2011	40 years
Spring Creek-Meridian - Meridian, ID	3,706	424	6,724	0	424	6,724	7,148	(117)	2011	40 years
Spring Creek-Overland - Overland, ID	3,448	687	5,941	0	687	5,941	6,628	(107)	2011	40 years
Spring Creek-Boise - Boise, ID	3,054	708	4,296	0	708	4,296	5,004	(80)	2011	40 years
Spring Creek-Ustick - Meridian, ID	0	467	3,833	0	467	3,833	4,300	(63)	2011	40 years
St Michael Clinic - St Michael, MN	1,951	328	2,259	264	328	2,523	2,851	(321)	2007	40 years
Stevens Point - Stevens Point, WI	9,797	442	3,888	10,495	442	14,383	14,825	(1,977)	2006	40 years
Trinity at Plaza 16 - Minot, ND	5,111	568	8,270	697	568	8,967	9,535	(137)	2011	40 years
Wells Clinic - Hibbing, MN	1,554	162	2,497	1	162	2,498	2,660	(501)	2004	40 years
Total Commercial Medical	$278,166	$32,828	$414,128	$53,312	$33,210	467,058	$500,268	$(78,744)

2012 Annual Report F-39

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Industrial
API Building - Duluth, MN	$868	$115	$1,605	$3	$115	$1,608	$1,723	$(323)	2004	40 years
Bloomington 2000 W 94th Street - Bloomington, MN	3,789	2,133	4,097	1,107	2,150	5,187	7,337	(748)	2006	40 years
Bodycote Industrial Building - Eden Prairie, MN	1,118	198	1,154	800	198	1,954	2,152	(809)	1992	40 years
Brooklyn Park 7401 Boone Avenue - Brooklyn Park, MN	6,172	1,368	11,643	2,121	1,368	13,764	15,132	(3,367)	2007	40 years
Cedar Lake Business Center - St. Louis Park, MN	2,334	895	2,810	66	895	2,876	3,771	(363)	2009	40 years
Clive 2075 NW 94th Street - Clive, IA	2,214	408	2,611	48	408	2,659	3,067	(180)	2002	40 years
Dixon Avenue Industrial Park - Des Moines, IA	7,028	1,439	10,758	1,611	1,439	12,369	13,808	(3,177)	2008	40 years
Eagan 2785 & 2795 Highway 55 - Eagan, MN	0	3,058	2,570	0	3,058	2,570	5,628	(272)	1999	40 years
Fargo 1320 45th Street N - Fargo, ND(1)	0	395	3,518	246	395	3,764	4,159	(176)	2010	40 years
Lexington Commerce Center - Eagan, MN	2,399	453	4,352	1,842	480	6,167	6,647	(2,200)	2004	40 years
Lighthouse - Duluth, MN	911	90	1,788	7	90	1,795	1,885	(363)	2002	40 years
Metal Improvement Company - New Brighton, MN	1,494	240	2,189	78	240	2,267	2,507	(587)	2009	40 years
Minnetonka 13600 County Road 62 - Minnetonka, MN	2,496	809	434	2,459	809	2,893	3,702	(235)	2006	40 years
Roseville 2929 Long Lake Road - Roseville, MN	5,572	1,966	7,272	1,722	2,000	8,960	10,960	(1,235)	1995	40 years
Stone Container - Fargo, ND	1,896	440	6,597	104	440	6,701	7,141	(2,440)	2001	40 years
Stone Container - Roseville, MN	4,500	810	7,440	202	830	7,622	8,452	(1,952)	2007	40 years
Urbandale 3900 106th Street - Urbandale, IA	10,800	3,680	10,089	493	3,721	10,541	14,262	(1,414)	2000	40 years
Winsted Industrial Building - Winsted, MN	394	100	901	48	100	949	1,049	(320)	2001	40 years
Woodbury 1865 Woodlane - Woodbury, MN	2,746	1,108	2,628	1,884	1,123	4,497	5,620	(532)	2007	40 years
Total Commercial Industrial	$56,731	$19,705	$84,456	$14,841	$19,859	99,143	$119,002	$(20,693)

Commercial Retail
17 South Main - Minot, ND	$83	$15	$75	$197	$17	$270	$287	$(194)	2000	40 years
Anoka Strip Center - Anoka, MN	0	123	602	25	134	616	750	(143)	2003	40 years
Burnsville 1 Strip Center - Burnsville, MN	393	208	773	207	208	980	1,188	(229)	2003	40 years
Burnsville 2 Strip Center - Burnsville, MN	312	291	469	214	294	680	974	(172)	2003	40 years
Champlin South Pond - Champlin, MN	1,604	842	2,703	58	866	2,737	3,603	(576)	2004	40 years
Chan West Village - Chanhassen, MN	13,396	5,035	14,665	1,895	5,606	15,989	21,595	(3,846)	2003	40 years
Dakota West Plaza - Minot , ND	372	92	493	30	106	509	615	(80)	2006	40 years
Duluth Denfeld Retail - Duluth, MN	2,435	276	4,699	122	297	4,800	5,097	(976)	2004	40 years
Duluth NAPA - Duluth, MN	737	130	1,800	4	131	1,803	1,934	(362)	2004	40 years
Eagan Community - Eagan, MN	1,342	702	1,588	877	703	2,464	3,167	(564)	2003	40 years
Fargo Express Community - Fargo, ND	991	374	1,420	695	386	2,103	2,489	(354)	2003-2005	40 years
Forest Lake Auto - Forest Lake, MN(1)	0	50	446	13	50	459	509	(109)	2003	40 years
2012 Annual Report F-40

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Retail - continued
Forest Lake Westlake Center - Forest Lake, MN	$4,291	$2,446	$5,304	$487	$2,480	$5,757	$8,237	$(1,336)	2003	40 years
Grand Forks Carmike - Grand Forks, ND	1,650	184	2,360	2	184	2,362	2,546	(1,033)	1994	40 years
Grand Forks Medpark Mall - Grand Forks, ND	3,045	681	4,808	251	722	5,018	5,740	(1,547)	2000	40 years
Jamestown Buffalo Mall - Jamestown, ND	2,710	566	4,962	3,112	950	7,690	8,640	(1,237)	2003	40 years
Jamestown Business Center - Jamestown, ND	530	297	1,023	1,334	333	2,321	2,654	(730)	2003	40 years
Kalispell Retail Center - Kalispell, MT	1,352	250	2,250	973	253	3,220	3,473	(682)	2003	40 years
Lakeville Strip Center - Lakeville, MN	986	46	1,142	852	94	1,946	2,040	(553)	2003	40 years
Minot 1400 31st Ave - Minot, ND(1)	0	1,026	6,143	4,256	1,026	10,399	11,425	(440)	2010	40 years
Minot Arrowhead - Minot, ND	0	100	1,690	4,311	103	5,998	6,101	(1,135)	1973	15 1/2-40 years
Minot Plaza - Minot, ND	812	50	453	147	80	570	650	(275)	1993	40 years
Monticello C Store - Monticello, MN(1)	0	65	770	37	97	775	872	(185)	2003	40 years
Omaha Barnes & Noble - Omaha, NE	2,559	600	3,099	0	600	3,099	3,699	(1,278)	1995	40 years
Pine City C-Store - Pine City, MN	298	83	357	12	83	369	452	(85)	2003	40 years
Pine City Evergreen Square - Pine City, MN	1,831	154	2,646	582	385	2,997	3,382	(792)	2003	40 years
Rochester Maplewood Square - Rochester, MN(1)	0	3,275	8,610	1,399	3,652	9,632	13,284	(2,924)	1999	40 years
St. Cloud Westgate - St. Cloud, MN	3,197	950	5,535	1,614	973	7,126	8,099	(1,237)	2004	40 years
Weston Retail - Weston, WI	0	79	1,575	27	80	1,601	1,681	(369)	2003	40 years
Weston Walgreens - Weston, WI	3,124	66	1,718	671	67	2,388	2,455	(354)	2006	40 years
Total Commercial Retail	$48,050	$19,056	$84,178	$24,404	$20,960	106,678	$127,638	$(23,797)

Subtotal	$1,046,515	$182,115	$1,440,952	$268,942	$196,998	$1,695,011	$1,892,009	$(373,490)

2012 Annual Report F-41

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Unimproved Land
Bismarck 2130 S 12th St - Bismarck, ND	$0	$576	$0	$13	$589	$0	$589	$0	2008
Bismarck 700 E Main - Bismarck, ND	0	314	0	557	871	0	871	0	2008
Eagan Unimproved Land - Eagan, MN	0	423	0	0	423	0	423	0	2006
Georgetown Square - Grand Chute, WI	2,174	1,860	0	0	1,860	0	1,860	0	2006
Kalispell Unimproved Land - Kalispell, MT	0	1,400	0	24	1,411	13	1,424	0	2003
Monticello Unimproved Land - Monticello, MN	0	115	0	2	117	0	117	0	2006
Renaissance Heights - Williston, ND	0	4,600	0	0	4,600	0	4,600	0	2012
River Falls Unimproved Land - River Falls, WI	0	176	0	4	179	1	180	0	2003
Urbandale Unimproved Land - Urbandale, IA	0	5	0	109	114	0	114	0	2009
Weston Unimproved Land - Weston, WI	0	812	0	0	812	0	812	0	2006
Total Unimproved Land	$2,174	$10,281	$0	$709	$10,976	$14	$10,990	$0

Development in Progress
1st Avenue Building - Minot, ND	$0	$0	$0	$321	$0	$321	$321	$0	1981
Chateau 2nd Floor Renovation - Minot, ND	0	0	0	1,407	0	1,407	1,407	0	1998
Jamestown Medical Office Building - Jamestown, ND	0	0	3	1,608	0	1,611	1,611	0	2012
Laramie 1072 Expansion - Laramie, WY	0	0	0	1,810	0	1,810	1,810	0	2009
Minot Arrowhead Outlot - Minot, ND	0	0	75	0	0	75	75	0	2011
Minot IPS - Minot, ND	0	416	63	1,771	416	1,834	2,250	0	2012
Quarry Ridge 2 - Rochester, MN	0	942	12,037	2,457	942	14,494	15,436	0	2011
Williston Garden - Williston, ND	0	700	154	3,835	700	3,989	4,689	0	2011
Total Development in Progress	$0	$2,058	$12,332	$13,209	$2,058	$25,541	$27,599	$0

Total	$1,048,689	$194,454	$1,453,284	$282,860	$210,032	$1,720,566	$1,930,598	$(373,490)

(a)
Amounts in this column are the mortgages payable balances as of April 30, 2012. These amounts do not include amounts owing under the Company's multi-bank line of credit or under the Company's construction loans.

(1)
As of April 30, 2012, this property was included in the collateral pool securing the Company's $60.0 million multi-bank line of credit. The Company may add and remove eligible properties from the collateral pool if certain minimum collateral requirements are satisfied. Advances under the facility may not exceed 60% of the value of properties provided as security.

2012 Annual Report F-42

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III
REAL ESTATE AND ACCUMULATED DEPRECIATION
Reconciliations of total real estate carrying value for the three years ended April 30, 2012, 2011, and 2010 are as follows:
	(in thousands)
	2012	2011	2010

Balance at beginning of year	$1,770,798	$1,800,519	$1,729,585
Additions during year
Multi-Family Residential	47,433	4,210	4,270
Commercial Office	0	6,836	2,096
Commercial Medical	47,408	19,249	38,125
Commercial Industrial	0	3,914	3,066
Commercial Retail	2,316	7,169	0
Improvements and Other	35,176	23,183	29,343
	1,903,131	1,865,080	1,806,485
Deductions during year
Cost of real estate sold	(3,498)	(86,994)	(1,217)
Impairment charge	(127)	0	(1,678)
Other(A)	(7,497)	(7,288)	(3,071)
Balance at close of year(B)	$1,892,009	$1,770,798	$1,800,519
Reconciliations of accumulated depreciation/amortization for the three years ended April 30, 2012, 2011, and 2010, are as follows:
	(in thousands)
	2012	2011	2010

Balance at beginning of year	$328,952	$308,626	$262,871
Additions during year
Provisions for depreciation	51,093	49,375	48,152
Deductions during year
Accumulated depreciation on real estate sold	(758)	(25,366)	(737)
Other(C)	(5,797)	(3,683)	(1,660)
Balance at close of year	$373,490	$328,952	$308,626
(A)	Consists of miscellaneous disposed assets and assets moved to Development in Progress.
(B)	The net basis of the Company's real estate investments for Federal Income Tax purposes was approximately $1.4 billion, $1.2 billion and $1.3 billion at April 30, 2012, 2011 and 2010, respectively.
(C)	Consists of miscellaneous disposed assets.